Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Granted to KMP	$ (2)	$ 5	$ 1
Granted to employees other than KMP	15	12
Total	13	$ 17	$ 1
Cash settled stock compensation expense included in the above	$ 1